Cover Page	8 Months Ended
Dec. 31, 2020
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
Entity Registrant Name	Nuvation Bio Inc.
Entity Tax Identification Number	85-0862255
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1500 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	332
Local Phone Number	208-6102
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001811063
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.